Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement Of Comprehensive Income [Abstract]
Loss for the year	$ (35,290)	$ (76,815)	$ (4,127)
Items that may be reclassified to profit and loss
Changes in the fair value of available-for-sale financial assets	324	31	(334)
Exchange differences on translation of foreign operations	(903)	316	(705)
Other comprehensive (loss)/income for the period, net of tax	(579)	347	(1,039)
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (35,869)	$ (76,468)	$ (5,166)